Investment Objectives and Goals	Oct. 26, 2025
Defined Duration 5 ETF
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Defined Duration 5 ETF (the “Fund”) seeks long-term growth of capital.
Defined Duration 20 ETF
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Defined Duration 20 ETF (the “Fund”) seeks long term growth of capital.